Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 9,335,591	$ 11,576,848	$ 10,963,365
Cost of revenue		6,849,639	7,119,245	7,248,298
Gross profit		2,485,952	4,457,603	3,715,067
Operating expenses
Payroll expenses		865,353	833,697	605,394
General and administrative expenses		2,295,798	1,654,036	1,695,164
Depreciation and amortization		15,023	20,009	39,320
Rent and lease		65,185	88,926	69,988
Total operating expenses		3,241,359	2,596,668	2,409,866
Income (loss) from operations		(755,407)	1,860,935	1,305,201
Other income (expense)
Interest income		4,285	322	12,762
Other income		353,764	159,440	161,890
Interest expenses		(68,011)	(77,274)	(92,930)
Total other income (expense)		290,038	82,488	81,722
Income (loss) before income taxes		(465,369)	1,943,423	1,386,923
Income taxes expense (benefit)		(584,763)	611,024	616,352
Net income		119,394	1,332,399	770,571
Other comprehensive loss		(240,796)	(198,007)	(49,159)
Comprehensive income (loss)		$ (121,402)	$ 1,134,392	$ 721,412
Basic income per Common Share	[1]	$ 0.01	$ 0.13	$ 0.08
Diluted income per Common Share	[1]	$ 0.01	$ 0.13	$ 0.08
Basic weighted average number of common shares outstanding	[1]	10,505,755	10,000,000	10,000,000
Diluted weighted average number of common shares outstanding	[1]	10,505,755	10,000,000	10,000,000

[1]	On March 3, 2024, the Company effected a forward stock split of the Company’s issued and outstanding common shares at a split ratio of 1-for-1,000 such that every holder of common shares of the Company shall receive 1,000 common shares for every one common share held. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.